ALPS VARIABLE INVESTMENT TRUST

(the “Trust”)

Morningstar Conservative ETF Asset Allocation Portfolio: Class I (N/A) and Class II (CETFX)

Morningstar Income and Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (IETFX)

Morningstar Balanced ETF Asset Allocation Portfolio: Class I (N/A) and Class II (BETFX)

Morningstar Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (GETFX)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (AGTFX)

ALPS | Alerian Energy Infrastructure Portfolio: Class I (N/A) and Class III (ALEFX)

ALPS Global Opportunity Portfolio: Class I (N/A) and Class III (AVPEX)

Supplement dated DECEMBER 31, 2024

to the Statement of Additional Information

dated MAY 1, 2024, AS SUPPLEMENTED

Effective December 31, 2024, Mary K. Anstine is no longer serving as a Trustee of the Trust.

Therefore, all references to Ms. Anstine serving in that capacity contained in the Statement of Additional Information are hereby deleted as of that date.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE